KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 67.0%	Shares	Value
Aerospace & Defense - 2.8%
Lockheed Martin Corp.	5,115	$2,443,691

Air Freight & Logistics - 0.6%
United Parcel Service, Inc. - Class B	5,324	507,377

Alternative Carriers - 2.1%
Liberty Global Ltd. - Class C (a)	158,432	1,796,619

Brewers - 3.1%
Molson Coors Beverage Co. - Class B	46,030	2,648,106

Consumer Staples Merchandise Retail - 3.7%
Carrefour SA - ADR (b)	944,309	2,917,915
Target Corp.	3,131	302,767
		3,220,682

Food Retail - 3.6%
J. Sainsbury PLC - ADR (b)	217,426	3,115,715

Gold - 9.7%
Agnico Eagle Mines Ltd.	40,894	4,808,317
Barrick Gold Corp.	186,651	3,553,835
		8,362,152

Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	3,456	589,766

Integrated Oil & Gas - 9.0%
Equinor ASA - ADR	114,658	2,555,727
Exxon Mobil Corp.	9,175	969,155
Suncor Energy, Inc.	55,617	1,962,724
TotalEnergies SE - ADR	40,002	2,274,114
		7,761,720

Integrated Telecommunication Services - 5.3%
Sunrise Communications AG - ADR (a)	31,682	1,708,293
Verizon Communications, Inc.	66,442	2,927,435
		4,635,728

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 67.0% (CONTINUED)	Shares	Value
Life & Health Insurance - 1.5%
Aflac, Inc.	11,838	$1,286,554

Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	1,429	762,014

Oil & Gas Equipment & Services - 2.5%
Oceaneering International, Inc. (a)	120,310	2,135,502

Oil & Gas Exploration & Production - 2.5%
Talos Energy, Inc. (a)	309,454	2,129,044

Packaged Foods & Meats - 3.3%
Cal-Maine Foods, Inc.	15,709	1,466,750
Lamb Weston Holdings, Inc.	27,104	1,431,362
		2,898,112

Personal Care Products - 3.2%
Unilever PLC - ADR	44,309	2,815,837

Pharmaceuticals - 5.2%
GSK PLC - ADR	77,610	3,092,758
Johnson & Johnson	8,867	1,386,001
		4,478,759

Silver - 1.5%
Pan American Silver Corp.	50,324	1,267,158

Tobacco - 2.4%
Philip Morris International, Inc.	12,124	2,077,569

Wireless Telecommunication Services - 3.4%
Vodafone Group PLC - ADR	303,105	2,958,305
TOTAL COMMON STOCKS (Cost $45,743,755)		57,890,410

EXCHANGE TRADED FUNDS - 31.9%
iShares 0-5 Year TIPS Bond ETF (c)	266,673	27,600,656
TOTAL EXCHANGE TRADED FUNDS (Cost $26,485,870)		27,600,656

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
Timber REITs - 1.0%
Weyerhaeuser Co.	32,062	$830,726
TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $869,489)		830,726

SHORT-TERM INVESTMENTS - 1.2%
Investments Purchased with Proceeds from Securities Lending - 1.1%
First American Government Obligations Fund - Class X, 4.25% (d)	979,017	979,017

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (d)	93,220	93,220
TOTAL SHORT-TERM INVESTMENTS (Cost $1,072,237)		1,072,237

TOTAL INVESTMENTS - 101.1% (Cost $74,171,351)		$87,394,029
Liabilities in Excess of Other Assets - (1.1)%		(916,187)
TOTAL NET ASSETS - 100.0%		$86,477,842

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The total market value of these securities was $947,461, which represented 1.1% of net assets.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

KEATING ACTIVE ETF

Summary of Fair Value Disclosures as of April 30, 2025 (Unaudited)

Keating Active ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$57,890,410	$—	$—	$57,890,410
Exchange Traded Funds	27,600,656	—	—	27,600,656
Real Estate Investment Trusts	830,726	—	—	830,726
Investment Purchased with Proceeds from Securities Lending	979,017	—	—	979,017
Money Market Funds	93,220	—	—	93,220
Total Investments	$87,394,029	$—	$—	$87,394,029

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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